UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments:

Putnam Absolute Return 500 Fund

The fund's portfolio
1/31/17 (Unaudited)

COMMON STOCKS (27.8%)(a)
			Shares	Value

Basic materials (1.7%)

Adecoagro SA (Argentina)(NON)			36,200	$418,834

Anhui Conch Cement Co., Ltd. (China)			341,500	1,106,951

Ashland Global Holdings, Inc.			2,400	285,672

Bemis Co., Inc.			6,900	336,168

Braskem SA Class A (Preference) (Brazil)			201,000	2,075,637

China Lesso Group Holdings, Ltd. (China)			1,224,000	839,253

China Railway Construction Corp., Ltd. (China)			1,124,500	1,568,146

Hyosung Corp. (South Korea)			13,629	1,589,131

Lotte Chemical Corp. (South Korea)			5,610	1,817,542

PTT Global Chemical PCL (Thailand)			965,200	1,864,061

Reliance Steel & Aluminum Co.			4,400	350,460

Sherwin-Williams Co. (The)			3,400	1,032,954

Siam Cement PCL (The) (Thailand)			116,950	1,674,036

Sinopec Shanghai Petrochemical Co., Ltd. (China)			2,474,000	1,536,903

Sonoco Products Co.			5,800	318,710

				16,814,458
Capital goods (1.8%)

Allison Transmission Holdings, Inc.			20,400	713,592

Avery Dennison Corp.			13,300	971,166

Berry Plastics Group, Inc.(NON)			6,900	352,107

BWX Technologies, Inc.			7,800	323,622

Carlisle Cos., Inc.			2,300	250,953

China Railway Group, Ltd. (China)			1,889,000	1,667,717

Crown Holdings, Inc.(NON)			7,300	395,441

General Dynamics Corp.			8,800	1,593,504

Honeywell International, Inc.			20,900	2,472,888

L-3 Technologies, Inc.			2,800	444,332

Northrop Grumman Corp.			11,700	2,680,236

Raytheon Co.			18,800	2,710,208

United Tractors Tbk PT (Indonesia)			684,600	1,120,278

Waste Management, Inc.			29,700	2,064,150

				17,760,194
Communication services (2.4%)

AT&T, Inc.			26,000	1,096,160

China Mobile, Ltd. (China)			43,000	486,867

Comcast Corp. Class A			16,300	1,229,346

DISH Network Corp. Class A(NON)			169,679	10,039,906

Juniper Networks, Inc.			65,600	1,756,768

LG Uplus Corp. (South Korea)			159,840	1,568,003

SK Telecom Co., Ltd. (South Korea)			2,840	544,979

Telecom Argentina SA ADR (Argentina)			20,200	389,860

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			7,094,000	2,056,078

Telkom SA SOC, Ltd. (South Africa)			244,372	1,337,675

Verizon Communications, Inc.			68,596	3,361,890

				23,867,532
Consumer cyclicals (3.0%)

Alfa SAB de CV (Mexico)			248,571	322,552

Aramark			5,200	175,968

Automatic Data Processing, Inc.			27,300	2,757,027

AutoZone, Inc.(NON)			2,500	1,812,450

Carter's, Inc.(S)			2,900	242,875

CBS Corp. Class B (non-voting shares)			17,600	1,135,024

China Dongxiang Group Co., Ltd. (China)			1,528,000	285,556

Clorox Co. (The)			1,400	168,000

Dollar General Corp.			25,600	1,889,792

Great Wall Motor Co., Ltd. (China)			1,688,000	1,705,644

Hankook Tire Co., Ltd. (South Korea)			8,712	424,317

Hasbro, Inc.			12,400	1,023,124

Home Depot, Inc. (The)			2,700	371,466

Hyatt Hotels Corp. Class A(NON)			5,500	300,905

Imperial Holdings, Ltd. (South Africa)			98,998	1,227,794

Interpublic Group of Cos., Inc. (The)			31,800	748,254

Itausa - Investimentos Itau SA (Preference) (Brazil)			413,000	1,216,286

John Wiley & Sons, Inc. Class A			3,000	165,300

Kimberly-Clark Corp.			2,200	266,486

Kimberly-Clark de Mexico SAB de CV Class A (Mexico)			782,366	1,408,022

Lowe's Cos., Inc.			29,100	2,126,628

Madison Square Garden Co. (The) Class A(NON)			800	140,536

Naspers, Ltd. Class N (South Africa)			1,158	184,157

News Corp. Class B			8,300	104,995

Omnicom Group, Inc.			1,152	98,669

PVH Corp.			2,500	234,525

Qualicorp SA (Brazil)			155,200	1,015,097

Scotts Miracle-Gro Co. (The) Class A			2,900	266,713

ServiceMaster Global Holdings, Inc.(NON)			13,300	491,834

Smiles SA (Brazil)			111,200	1,835,042

TJX Cos., Inc. (The)			17,200	1,288,624

Twenty-First Century Fox, Inc.			53,500	1,678,830

Vail Resorts, Inc.			800	137,232

Vantiv, Inc. Class A(NON)			24,700	1,537,328

World Fuel Services Corp.			5,000	222,400

				29,009,452
Consumer staples (2.2%)

Altria Group, Inc.			48,000	3,416,640

Church & Dwight Co., Inc.			7,900	357,238

Colgate-Palmolive Co.			27,000	1,743,660

Constellation Brands, Inc. Class A			1,300	194,688

Coty, Inc. Class A			6,071	116,563

CVS Health Corp.			23,700	1,867,797

General Mills, Inc.			26,500	1,655,720

Gruma SAB de CV Class B (Mexico)			108,516	1,457,253

Hanwha Corp. (South Korea)			35,205	1,066,359

Hershey Co. (The)			17,700	1,866,819

JBS SA (Brazil)			370,171	1,397,936

McDonald's Corp.			22,900	2,806,853

PepsiCo, Inc.			1,900	197,182

Philip Morris International, Inc.			900	86,517

Pool Corp.			2,300	242,788

Procter & Gamble Co. (The)			8,814	772,106

Sao Martinho SA (Brazil)			74,226	481,947

Sysco Corp.			32,700	1,715,442

US Foods Holding Corp.(NON)			3,200	87,040

				21,530,548
Energy (1.5%)

Bangchak Petroleum PCL (The) (Thailand)			330,800	331,176

Dril-Quip, Inc.(NON)(S)			2,300	143,060

Exxon Mobil Corp.			55,302	4,639,285

Petrobras Argentina SA ADR (Argentina)(NON)			24,400	234,240

Phillips 66			8,200	669,284

Schlumberger, Ltd.			36,900	3,088,899

SK Innovation Co., Ltd. (South Korea)			9,104	1,229,953

TechnipFMC PLC (United Kingdom)(NON)			19,200	645,504

Thai Oil PCL (Thailand)			670,400	1,366,123

Vantage Drilling International (Units) (Cayman Islands)(NON)			1,527	184,767

YPF SA ADR (Argentina)			100,200	2,171,334

				14,703,625
Financials (6.0%)

Aflac, Inc.			11,100	776,889

AGNC Investment Corp.(R)			75,100	1,402,117

Agricultural Bank of China, Ltd. (China)			4,691,000	1,970,983

Alleghany Corp.(NON)			300	183,471

Allstate Corp. (The)			4,100	308,361

Ally Financial, Inc.			22,900	483,648

American Financial Group, Inc.			2,500	215,425

Annaly Capital Management, Inc.(R)			68,900	704,158

Aspen Insurance Holdings, Ltd.			5,900	332,760

Associated Banc-Corp.			5,100	129,030

Assured Guaranty, Ltd.			5,900	229,569

Banco Bradesco SA ADR (Brazil)(NON)			155,026	1,601,419

Banco Macro SA ADR (Argentina)			14,700	1,104,558

Bank Negara Indonesia Persero Tbk PT (Indonesia)			2,771,900	1,183,286

Bank of China, Ltd. (China)			554,000	252,763

Bank of Communications Co., Ltd. (China)			2,199,000	1,629,645

Bank of New York Mellon Corp. (The)			19,900	890,127

BBVA Banco Frances SA ADR (Argentina)			21,600	395,928

Berkshire Hathaway, Inc. Class B(NON)			9,500	1,559,330

Brandywine Realty Trust(R)			9,600	154,560

Broadridge Financial Solutions, Inc.			7,800	518,934

Capital One Financial Corp.			13,200	1,153,548

Chimera Investment Corp.(R)			30,600	539,478

China Cinda Asset Management Co., Ltd. (China)			3,618,000	1,259,019

China Construction Bank Corp. (China)			2,349,000	1,755,945

Chongqing Rural Commercial Bank Co., Ltd. (China)			1,377,000	843,000

CIFI Holdings Group Co., Ltd. (China)			780,000	220,160

CoreLogic, Inc.(NON)			6,800	239,836

Corporate Office Properties Trust(R)			5,500	175,010

Country Garden Holdings Co., Ltd. (China)			1,985,000	1,141,025

Discover Financial Services			18,700	1,295,536

Equity Commonwealth(NON)(R)			8,000	246,720

Equity Lifestyle Properties, Inc.(R)			2,500	184,850

Equity One, Inc.(R)			5,400	168,426

Equity Residential Trust(R)			12,100	735,317

Everest Re Group, Ltd.			2,436	535,749

Fubon Financial Holding Co., Ltd. (Taiwan)			297,000	479,430

Grupo Financiero Galicia SA ADR (Argentina)(S)			35,200	1,093,664

Guangzhou R&F Properties Co., Ltd. (China)			1,136,800	1,462,226

Hanover Insurance Group, Inc. (The)			1,500	125,910

Highwealth Construction Corp. (Taiwan)			471,000	700,955

Highwoods Properties, Inc.(R)			5,000	257,050

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			16,909	437,967

Industrial & Commercial Bank of China, Ltd. (China)			4,806,000	2,960,817

Industrial Bank of Korea (South Korea)			79,439	868,148

Intercontinental Exchange, Inc.			16,300	951,268

KB Financial Group, Inc. (South Korea)			3,389	137,065

Liberty Holdings, Ltd. (South Africa)			80,073	657,746

Liberty Property Trust(R)			5,900	226,501

Macerich Co. (The)(R)			4,600	315,974

Macquarie Mexico Real Estate Management SA de CV (Mexico)(R)			356,049	350,355

Marsh & McLennan Cos., Inc.			17,100	1,163,142

MFA Financial, Inc.(R)			39,800	314,022

Mid-America Apartment Communities, Inc.(R)			1,746	165,783

MRV Engenharia e Participacoes SA (Brazil)			274,652	1,112,170

Old Mutual PLC (South Africa)			423,566	1,112,930

People's Insurance Co. Group of China, Ltd. (China)			3,886,000	1,522,566

PNC Financial Services Group, Inc. (The)			23,200	2,794,672

Popular, Inc. (Puerto Rico)			9,800	435,414

Public Storage(R)			700	150,500

Regency Centers Corp.(R)			4,800	334,704

Reinsurance Group of America, Inc.			3,300	414,051

Retail Properties of America, Inc. Class A(R)			8,200	122,754

Sberbank of Russia PJSC ADR (Russia)			230,442	2,699,026

Shinhan Financial Group Co., Ltd. (South Korea)			14,973	591,395

SunTrust Banks, Inc.			17,300	982,986

TCF Financial Corp.			16,200	281,070

Travelers Cos., Inc. (The)			9,400	1,107,132

Two Harbors Investment Corp.(R)			39,700	348,169

U.S. Bancorp			22,100	1,163,565

Voya Financial, Inc.			25,600	1,029,632

Weingarten Realty Investors(R)			4,100	146,083

Wells Fargo & Co.			53,400	3,008,022

Western Alliance Bancorp(NON)			5,500	271,590

				58,817,034
Health care (2.4%)

AmerisourceBergen Corp.			8,400	733,152

C.R. Bard, Inc.			2,800	664,524

Charles River Laboratories International, Inc.(NON)			2,300	185,840

DaVita Inc.(NON)			15,400	981,750

Intuitive Surgical, Inc.(NON)(S)			2,100	1,454,649

Johnson & Johnson			38,300	4,337,475

McKesson Corp.			12,300	1,711,545

Merck & Co., Inc.			22,900	1,419,571

Pfizer, Inc.			105,900	3,360,207

Richter Gedeon Nyrt (Hungary)			80,612	1,738,888

St Shine Optical Co., Ltd. (Taiwan)			10,000	189,179

Thermo Fisher Scientific, Inc.			17,100	2,605,869

UnitedHealth Group, Inc.			19,800	3,209,580

VWR Corp.(NON)			4,600	119,186

Waters Corp.(NON)			1,200	169,980

				22,881,395
Technology (5.0%)

Agilent Technologies, Inc.			11,400	558,258

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			13,075	1,324,628

Alphabet, Inc. Class A(NON)			5,200	4,264,988

Amdocs, Ltd.			10,500	616,455

Apple, Inc.			16,613	2,015,988

Applied Materials, Inc.			68,200	2,335,850

AU Optronics Corp. (Taiwan)			378,000	155,561

Cisco Systems, Inc.			110,500	3,394,560

CommerceHub, Inc. Ser. C(NON)			9,700	141,426

eBay, Inc.(NON)			80,600	2,565,498

Fiserv, Inc.(NON)			14,000	1,504,020

Fitbit, Inc. Class A(NON)(S)			42,700	256,627

Foxconn Technology Co., Ltd. (Taiwan)			637,310	1,787,135

Genpact, Ltd.(NON)			10,200	251,736

Globant SA (Luxembourg)(NON)(S)			22,400	742,560

Hon Hai Precision Industry Co., Ltd. (Taiwan)			1,077,500	2,877,137

Innolux Corp. (Taiwan)			1,369,000	576,495

Intuit, Inc.			7,700	913,066

Microsoft Corp.			14,719	951,583

Motorola Solutions, Inc.			6,500	524,615

MSCI, Inc.			2,400	198,600

NetEase, Inc. ADR (China)			5,496	1,395,434

Paychex, Inc.			36,700	2,212,643

Samsung Electronics Co., Ltd. (South Korea)			4,278	7,263,139

SK Hynix, Inc. (South Korea)			26,593	1,228,848

Synopsys, Inc.(NON)			10,500	660,345

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			88,165	2,725,180

Tencent Holdings, Ltd. (China)			92,000	2,423,643

Texas Instruments, Inc.			25,300	1,911,162

Tripod Technology Corp. (Taiwan)			188,000	457,615

				48,234,795
Transportation (0.6%)

AirAsia Bhd (Malaysia)			1,008,500	580,579

Controladora Vuela Cia de Aviacion SAB de CV Class A (Mexico)(NON)			112,925	153,087

Eva Airways Corp. (Taiwan)			1,018,000	490,391

MISC Bhd (Malaysia)			503,400	834,170

Southwest Airlines Co.			14,000	732,340

United Parcel Service, Inc. Class B			25,786	2,814,026

				5,604,593
Utilities and power (1.2%)

American Electric Power Co., Inc.			15,700	1,005,742

American Water Works Co., Inc.			6,600	484,704

Equatorial Energia SA (Brazil)			106,400	1,961,804

Eversource Energy			6,800	376,176

Great Plains Energy, Inc.			11,500	316,825

Korea Electric Power Corp. (South Korea)			41,354	1,510,608

NiSource, Inc.			17,000	380,290

Pampa Energia SA ADR (Argentina)(NON)			17,100	794,124

PG&E Corp.			24,300	1,503,927

Southern Co. (The)			25,400	1,255,522

Tenaga Nasional Bhd (Malaysia)			637,600	1,928,850

Texas Competitive Electric Holdings Co., Inc. (Rights)(F)			11,847	15,401

Vistra Energy Corp.			11,847	192,040

Westar Energy, Inc.			6,000	328,140

				12,054,153

Total common stocks (cost $236,330,706)				$271,277,779

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (23.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)

Government National Mortgage Association Pass-Through Certificates 4.50%, TBA, 2/1/47			$1,000,000	$1,072,734

				1,072,734
U.S. Government Agency Mortgage Obligations (23.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, 8/1/43			737,678	759,952
3.00%, 3/1/43			665,152	661,488

Federal National Mortgage Association Pass-Through Certificates
5.50%, 1/1/38			675,853	755,130
5.50%, TBA, 2/1/47			2,000,000	2,222,031
4.50%, TBA, 3/1/47			2,000,000	2,147,266
4.50%, TBA, 2/1/47			2,000,000	2,150,781
3.50%, with due dates from 7/1/43 to 11/1/45			1,628,727	1,672,267
3.50%, TBA, 3/1/47			63,000,000	64,252,616
3.50%, TBA, 2/1/47			63,000,000	64,383,045
3.00%, TBA, 3/1/47			26,000,000	25,682,108
3.00%, TBA, 2/1/47			38,000,000	37,608,125
2.50%, TBA, 3/1/47			12,000,000	11,351,250
2.50%, TBA, 2/1/47			15,000,000	14,213,672

				227,859,731

Total U.S. government and agency mortgage obligations (cost $229,109,694)				$228,932,465

MORTGAGE-BACKED SECURITIES (10.6%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (6.1%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, 14.985%, 6/15/34			$84,729	$103,316
IFB Ser. 3232, Class KS, IO, 5.533%, 10/15/36			395,604	50,934
IFB Ser. 4104, Class S, IO, 5.333%, 9/15/42			423,820	86,327
IFB Ser. 4073, Class AS, IO, 5.283%, 8/15/38			3,984,075	411,998
IFB Ser. 3852, Class NT, 5.233%, 5/15/41			1,580,444	1,589,865
Ser. 4322, Class ID, IO, 4.50%, 5/15/43			4,301,718	756,468
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			879,811	188,631
Ser. 4568, Class MI, IO, 4.00%, 4/15/46			3,305,823	561,990
Ser. 4601, Class IC, IO, 4.00%, 12/15/45			2,861,099	458,634
Ser. 4530, Class HI, IO, 4.00%, 11/15/45			3,018,431	509,813
Ser. 4462, IO, 4.00%, 4/15/45			1,177,695	229,462
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			2,641,898	580,953
Ser. 4389, Class IA, IO, 4.00%, 9/15/44			2,523,447	465,324
Ser. 4355, Class DI, IO, 4.00%, 3/15/44			2,726,618	399,995
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			1,949,044	298,740
Ser. 4121, Class MI, IO, 4.00%, 10/15/42			1,255,050	249,441
Ser. 4116, Class MI, IO, 4.00%, 10/1/42			2,240,444	452,608
Ser. 4213, Class GI, IO, 4.00%, 11/15/41			712,586	108,099
Ser. 4604, Class QI, IO, 3.50%, 7/15/46			3,810,059	639,366
Ser. 4501, Class BI, IO, 3.50%, 10/15/43			3,280,624	462,830
Ser. 303, Class C18, IO, 3.50%, 1/15/43			1,752,843	360,271
Ser. 4121, Class AI, IO, 3.50%, 10/15/42			3,214,285	624,984
Ser. 4136, Class IW, IO, 3.50%, 10/15/42			2,041,567	279,925
Ser. 4097, Class PI, IO, 3.50%, 11/15/40			2,148,880	238,977
Ser. 4150, Class DI, IO, 3.00%, 1/15/43			1,573,175	194,189
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			3,679,240	406,151
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			1,456,991	153,275
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			2,358,989	263,269
FRB Ser. 8, Class A9, IO, 0.453%, 11/15/28			168,605	2,318
FRB Ser. 59, Class 1AX, IO, 0.277%, 10/25/43			436,680	4,367
Ser. 48, Class A2, IO, 0.212%, 7/25/33			651,539	4,836
Ser. 315, PO, zero %, 9/15/43			2,533,917	1,957,774
Ser. 3206, Class EO, PO, zero %, 8/15/36			26,779	23,618
Ser. 3175, Class MO, PO, zero %, 6/15/36			23,605	19,779

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 23.644%, 5/25/35			49,849	70,838
IFB Ser. 11-4, Class CS, 11.358%, 5/25/40			535,680	619,531
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			2,399,975	574,100
IFB Ser. 12-68, Class BS, IO, 5.229%, 7/25/42			4,806,508	862,038
IFB Ser. 13-101, Class SE, IO, 5.129%, 10/25/43			1,157,129	257,138
Ser. 397, Class 2, IO, 5.00%, 9/25/39			20,571	3,903
Ser. 421, Class C6, IO, 4.00%, 5/25/45			2,514,926	489,543
Ser. 14-47, Class IP, IO, 4.00%, 3/25/44			1,691,537	292,952
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42			2,797,672	540,510
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41			1,125,492	178,286
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41			2,232,016	311,775
Ser. 16-98, Class QI, IO, 3.50%, 2/25/46			3,117,046	494,457
Ser. 12-118, Class IC, IO, 3.50%, 11/25/42			3,807,606	722,765
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42			1,323,774	143,847
Ser. 14-10, IO, 3.50%, 8/25/42			1,092,212	171,439
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40			1,382,969	141,598
Ser. 14-76, IO, 3.50%, 11/25/39			3,479,339	351,684
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33			2,065,529	305,761
Ser. 16-50, Class PI, IO, 3.00%, 8/25/46			3,147,793	507,739
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			1,529,680	181,726
Ser. 13-1, Class MI, IO, 3.00%, 1/25/43			2,953,322	276,756
Ser. 13-8, Class NI, IO, 3.00%, 12/25/42			2,741,938	290,579
Ser. 6, Class BI, IO, 3.00%, 12/25/42			2,320,038	185,835
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			2,301,179	198,132
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			4,035,734	289,927
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41			3,277,702	268,883
Ser. 98-W5, Class X, IO, 0.647%, 7/25/28			330,796	16,126
Ser. 98-W2, Class X, IO, 0.324%, 6/25/28			1,077,381	52,522

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39			2,545,854	509,069
IFB Ser. 13-129, Class SN, IO, 5.373%, 9/20/43			490,581	81,809
IFB Ser. 13-99, Class VS, IO, 5.333%, 7/16/43			608,938	106,662
IFB Ser. 16-77, Class SC, IO, 5.323%, 10/20/45			1,875,401	365,007
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45			1,904,037	397,468
Ser. 14-182, Class KI, IO, 5.00%, 10/20/44			2,200,270	454,532
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44			2,303,962	470,792
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44			1,133,697	209,689
Ser. 14-76, IO, 5.00%, 5/20/44			2,347,795	482,861
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44			1,337,458	258,393
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44			3,067,824	693,482
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			860,619	177,961
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40			126,721	6,710
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			482,320	102,448
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			590,738	122,354
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			2,533,684	534,321
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			1,560,757	329,039
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45			3,705,162	726,749
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			49,165	6,718
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			1,100,940	210,522
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			565,426	108,351
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40			703,249	136,442
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			512,637	98,071
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39			1,741,902	384,275
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			868,803	45,759
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45			5,661,962	999,053
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45			1,406,142	248,485
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45			4,294,315	885,752
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			2,317,208	506,560
Ser. 15-40, IO, 4.00%, 3/20/45			810,102	166,649
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42			942,575	177,949
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42			4,579,698	889,656
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			1,447,344	260,002
Ser. 14-104, IO, 4.00%, 3/20/42			2,503,598	445,615
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41			992,212	148,733
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41			5,167,226	795,978
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36			2,797,904	293,495
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			3,177,165	474,478
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45			2,448,758	339,765
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45			3,346,579	585,400
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45			1,107,754	215,661
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45			1,309,324	201,011
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43			1,169,741	118,460
Ser. 13-76, IO, 3.50%, 5/20/43			946,923	163,969
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43			2,426,091	367,795
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43			1,708,477	207,751
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			1,029,163	167,002
Ser. 12-145, IO, 3.50%, 12/20/42			1,271,470	206,224
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			492,869	83,615
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42			3,671,253	699,374
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42			958,429	120,757
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			2,293,788	240,389
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41			1,459,839	177,633
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41			751,756	59,864
Ser. 12-51, Class GI, IO, 3.50%, 7/20/40			3,251,038	385,667
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40			2,239,362	145,379
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39			2,613,481	356,209
Ser. 183, Class AI, IO, 3.50%, 10/20/39			2,292,215	260,884
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39			1,819,824	263,874
Ser. 15-118, Class EI, IO, 3.50%, 7/20/39			3,443,521	349,867
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			3,249,729	347,539
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39			3,761,997	472,883
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38			6,002,127	589,049
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			4,131,860	540,691
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37			1,680,658	206,797
Ser. 14-115, Class QI, IO, 3.00%, 3/20/29			1,757,310	166,048
Ser. 15-H22, Class GI, IO, 2.578%, 9/20/65			5,091,502	683,280
Ser. 16-H02, Class BI, IO, 2.474%, 11/20/65			10,229,171	1,094,102
Ser. 15-H25, Class BI, IO, 2.445%, 10/20/65			8,125,434	941,738
FRB Ser. 15-H16, Class XI, IO, 2.436%, 7/20/65			4,344,324	536,090
Ser. 15-H20, Class CI, IO, 2.405%, 8/20/65			8,755,683	1,055,069
Ser. 16-H04, Class HI, IO, 2.361%, 7/20/65			2,634,475	293,481
Ser. 16-H03, Class AI, IO, 2.327%, 1/20/66			7,086,236	806,059
Ser. 14-H21, Class AI, IO, 2.204%, 10/20/64			6,776,904	695,310
Ser. 15-H09, Class AI, IO, 2.191%, 4/20/65			5,662,856	614,420
Ser. 16-H11, Class HI, IO, 2.081%, 1/20/66			2,899,442	311,690
Ser. 15-H24, Class HI, IO, 2.034%, 9/20/65			10,228,991	870,487
Ser. 16-H04, Class KI, IO, 1.957%, 2/20/66			6,502,770	609,635
Ser. 15-H15, Class JI, IO, 1.942%, 6/20/65			5,626,978	620,093
Ser. 15-H19, Class NI, IO, 1.913%, 7/20/65			6,580,048	705,381
Ser. 15-H25, Class EI, IO, 1.845%, 10/20/65			6,014,043	598,397
Ser. 15-H18, Class IA, IO, 1.828%, 6/20/65			3,294,852	275,450
Ser. 15-H10, Class CI, IO, 1.808%, 4/20/65			6,194,967	610,347
Ser. 15-H26, Class GI, IO, 1.793%, 10/20/65			5,078,427	518,000
Ser. 15-H26, Class EI, IO, 1.722%, 10/20/65			4,712,571	467,016
Ser. 15-H09, Class BI, IO, 1.701%, 3/20/65			8,186,449	717,133
Ser. 15-H10, Class EI, IO, 1.638%, 4/20/65			5,722,633	362,815
Ser. 15-H24, Class BI, IO, 1.618%, 8/20/65			8,742,710	540,300
Ser. 15-H25, Class AI, IO, 1.616%, 9/20/65			8,077,111	710,786
Ser. 15-H14, Class BI, IO, 1.592%, 5/20/65			5,997,434	385,035
Ser. 16-H08, Class GI, IO, 1.434%, 4/20/66			8,605,307	571,392
Ser. 11-H08, Class GI, IO, 1.259%, 3/20/61			11,620,976	599,642
Ser. 15-H26, Class CI, IO, 0.679%, 8/20/65			13,150,529	298,517

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-4, IO, 1.147%, 12/19/26			58,274	—
FRB Ser. 98-2, IO, 1.004%, 5/19/27			34,155	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27			84,718	741
FRB Ser. 98-3, IO, zero %, 9/19/27			39,297	—

				59,782,769
Commercial mortgage-backed securities (2.7%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695%, 7/10/46			126,936	126,701
FRB Ser. 07-1, Class XW, IO, 0.338%, 1/15/49			1,095,897	4,391

Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.282%, 2/10/51			1,000,000	899,800

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-5, Class D, 5.407%, 10/10/45			124,178	124,109
FRB Ser. 05-1, Class C, 5.404%, 11/10/42			292,000	176,105
Ser. 05-3, Class AJ, 4.767%, 7/10/43			225,000	91,258

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.024%, 7/10/42			111,847	30

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45			1,073,000	1,020,691
Ser. 05-PWR7, Class D, 5.304%, 2/11/41			375,000	364,414
Ser. 05-PWR9, Class C, 5.055%, 9/11/42			213,944	214,610

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.436%, 3/11/39			2,273,843	2,161,242
FRB Ser. 06-PW11, Class C, 5.436%, 3/11/39			320,000	160,019

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.122%, 11/15/44			250,000	242,614

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 5.993%, 3/15/49			127,518	125,386

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11, Class E, 4.456%, 4/10/46			1,041,000	761,492

COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3, Class F, 4.75%, 10/15/45			725,000	504,671

COMM Mortgage Trust FRB Ser. 07-C9, Class D, 5.785%, 12/10/49			300,000	291,270

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44			452,000	344,695
FRB Ser. 14-UBS6, Class D, 3.966%, 12/10/47			163,000	132,470

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882%, 7/15/37			71,670	71,254

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 1.997%, 5/15/38			166,304	1

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.484%, 3/10/44			845,697	834,280

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			208,000	196,331
FRB Ser. 13-GC10, Class E, 4.41%, 2/10/46			850,000	660,620

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class D, 5.32%, 11/10/46			488,000	466,330
FRB Ser. 06-GG8, Class X, IO, 0.731%, 11/10/39			7,247,909	7,973

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.814%, 2/15/47			894,000	780,373
FRB Ser. 13-C14, Class E, 4.562%, 8/15/46			675,000	550,193
FRB Ser. 13-C12, Class E, 4.086%, 7/15/45			800,000	573,280

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.157%, 2/12/51			73,000	73,723
FRB Ser. 06-LDP7, Class B, 5.927%, 4/17/45			556,000	101,303

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.257%, 2/12/51			501,000	440,880
FRB Ser. 12-C6, Class F, 5.156%, 5/15/45			334,000	300,132
Ser. 13-C13, Class E, 3.986%, 1/15/46			494,000	341,502
Ser. 13-C10, Class E, 3.50%, 12/15/47			354,000	259,730
Ser. 12-C6, Class G, 2.972%, 5/15/45			366,000	282,845

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502%, 9/15/39			640,000	141,325
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39			1,016,000	304,089
FRB Ser. 07-C2, Class XW, IO, 0.489%, 2/15/40			1,033,198	639

Merrill Lynch Mortgage Trust
FRB Ser. 05-CIP1, Class C, 5.596%, 7/12/38			63,241	61,732
Ser. 04-KEY2, Class D, 5.046%, 8/12/39			174,063	172,514

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.011%, 6/12/43			805,079	4

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45			1,814,000	1,370,114
FRB Ser. 13-C11, Class E, 4.37%, 8/15/46			600,000	467,400
FRB Ser. 13-C11, Class F, 4.37%, 8/15/46			696,000	535,015
Ser. 13-C13, Class F, 3.707%, 11/15/46			1,285,000	910,370

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.641%, 6/11/42			251,000	259,785
Ser. 07-HQ11, Class D, 5.587%, 2/12/44			238,000	71,081
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			861,000	514,542
FRB Ser. 06-HQ8, Class C, 5.46%, 3/12/44			950,000	950,594
Ser. 06-HQ10, Class B, 5.448%, 11/12/41			1,213,000	1,229,603

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 4.885%, 5/10/63			853,000	615,098

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.107%, 6/15/45			485,000	361,325
FRB Ser. 06-C23, Class F, 5.653%, 1/15/45			543,728	538,291
FRB Ser. 06-C29, IO, 0.316%, 11/15/48			4,486,752	179

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.291%, 10/15/44			387,000	361,706
FRB Ser. 07-C31, IO, 0.207%, 4/15/47			39,227,520	6,129

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.296%, 7/15/46			214,000	194,185

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.265%, 6/15/44			321,000	324,178
Ser. 12-C6, Class E, 5.00%, 4/15/45			412,000	326,798
Ser. 11-C4, Class F, 5.00%, 6/15/44			504,000	397,757
Ser. 11-C3, Class E, 5.00%, 3/15/44			367,000	304,573
FRB Ser. 13-C15, Class D, 4.48%, 8/15/46			673,004	602,199
FRB Ser. 12-C10, Class E, 4.452%, 12/15/45			316,000	252,109
Ser. 13-C12, Class E, 3.50%, 3/15/48			561,000	429,446
Ser. 13-C14, Class E, 3.25%, 6/15/46			574,000	379,988

				25,769,486
Residential mortgage-backed securities (non-agency) (1.8%)

BCAP, LLC Trust 144A
FRB Ser. 14-RR1, Class 2A2, 2.85%, 1/26/36			350,000	267,634
FRB Ser. 12-RR5, Class 4A8, 0.926%, 6/26/35			871,950	839,752

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.696%, 4/25/34			170,177	169,402

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A6, 1.591%, 8/25/35			406,703	313,162
FRB Ser. 06-OA7, Class 1A2, 1.536%, 6/25/46			1,636,893	1,433,509
FRB Ser. 05-59, Class 1A1, 1.107%, 11/20/35			490,575	432,256

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B, 12.271%, 1/25/25			952,266	1,186,107
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B, 11.271%, 10/25/28			249,976	292,411
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, 11.271%, 5/25/28			249,690	296,874
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 10.771%, 7/25/28			842,789	968,401
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 10.121%, 4/25/28			567,894	637,491

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, 13.521%, 10/25/28			270,000	350,634
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 13.021%, 9/25/28			920,000	1,184,580
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.521%, 10/25/28			530,000	660,448
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.521%, 8/25/28			710,000	890,494
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.671%, 10/25/28			880,940	993,156
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.471%, 4/25/28			2,622,000	2,926,972
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.321%, 4/25/28			30,000	33,050
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.771%, 7/25/25			880,000	966,480
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.771%, 7/25/25			380,000	414,872
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 5.321%, 2/25/25			116,259	123,212
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.771%, 5/25/25			80,929	85,229
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.771%, 5/25/25			134,000	141,113

MortgageIT Trust FRB Ser. 04-1, Class M2, 1.776%, 11/25/34			217,473	192,706

Residential Accredit Loans, Inc. FRB Ser. 06-QO10, Class A1, 0.931%, 1/25/37			406,413	344,277

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 0.951%, 1/25/37			629,906	534,009

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, 1.261%, 10/25/45			924,567	801,943

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 3.033%, 3/25/36			371,010	368,994

				17,849,168

Total mortgage-backed securities (cost $104,565,657)				$103,401,423

INVESTMENT COMPANIES (6.6%)(a)
			Shares	Value

Consumer Discretionary Select Sector SPDR Fund(S)			122,800	$10,417,124

Consumer Staples Select Sector SPDR Fund(S)			194,000	10,202,460

Energy Select Sector SPDR Fund(S)			265,100	19,325,790

Financial Select Sector SPDR Fund(S)			440,400	10,265,724

iShares MSCI India ETF (India)(S)			157,751	4,473,818

Utility Select Sector SPDR Fund(S)			197,500	9,713,050

Total investment companies (cost $62,743,434)				$64,397,966

SENIOR LOANS (6.6%)(a)(c)
			Principal amount	Value

Basic materials (0.2%)

Builders FirstSource, Inc. bank term loan FRN 4.75%, 7/31/22			$1,917,780	$1,921,375

Ineos US Finance, LLC bank term loan FRN 3.75%, 5/4/18			410,551	410,961

				2,332,336
Capital goods (0.4%)

Cortes NP Intermediate Holding II Corp. bank term loan FRN Ser. B, 6.00%, 11/30/23			1,265,000	1,278,837

Manitowac Foodservice, Inc. bank term loan FRN 5.75%, 3/3/23			846,154	858,053

Reynolds Group Holdings, Inc. bank term loan FRN 4.25%, 2/5/23			433,913	434,907

Reynolds Group Holdings, Inc. bank term loan FRN 3.00%, 2/5/23			433,913	435,359

TransDigm, Inc. bank term loan FRN Ser. C, 3.957%, 2/28/20			430,094	429,019

TransDigm, Inc. bank term loan FRN Ser. D, 3.982%, 6/4/21			780,000	776,490

				4,212,665
Communication services (0.4%)

Asurion, LLC bank term loan FRN 8.50%, 3/3/21			480,000	485,400

Asurion, LLC bank term loan FRN Class B2, 4.02%, 7/8/20			1,104,983	1,111,613

Asurion, LLC bank term loan FRN Ser. B4, 4.25%, 8/4/22			861,769	869,740

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4.00%, 1/15/20			1,000,000	1,007,083

				3,473,836
Consumer cyclicals (2.4%)

Academy, Ltd. bank term loan FRN Ser. B, 5.00%, 7/2/22			1,860,411	1,635,301

Amaya Holdings BV bank term loan FRN 5.00%, 8/1/21			977,613	982,297

American Casino & Entertainment Properties, LLC bank term loan FRN Ser. B, 4.25%, 7/7/22			955,826	961,800

Bass Pro Group, LLC bank term loan FRN Ser. B, 4.016%, 6/5/20			407,738	402,131

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.50%, 3/1/17 (In default)(NON)			500,149	564,335

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			1,713,513	1,726,364

Chrysler Group, LLC bank term loan FRN Ser. B, 3.50%, 5/24/17			189,812	189,801

CityCenter Holdings, LLC bank term loan FRN Ser. B, 4.25%, 10/16/20			712,180	718,412

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20			406,493	409,288

Diamond Resorts International, Inc. bank term loan FRN Ser. B, 7.00%, 9/2/23			568,575	570,707

FCA US, LLC bank term loan FRN Ser. B, 3.27%, 12/31/18			460,514	460,982

Golden Nugget, Inc. bank term loan FRN 4.50%, 11/21/19			545,125	550,576

Golden Nugget, Inc. bank term loan FRN 4.50%, 11/21/19			233,625	235,961

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4.75%, 7/1/22			1,682,928	1,696,392

Jo-Ann Stores, LLC bank term loan FRN 6.256%, 9/29/23			1,900,000	1,873,083

Navistar, Inc. bank term loan FRN Ser. B, 6.50%, 8/7/20			990,000	1,002,375

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			1,238,496	1,025,887

Sabre GLBL, Inc. bank term loan FRN Ser. B, 4.00%, 2/19/19			1,000,631	1,005,426

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6.00%, 10/1/21			1,470,000	1,483,387

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21			499,677	430,971

Talbots, Inc. (The) bank term loan FRN 5.50%, 3/19/20			736,555	662,899

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, 4.25%, 9/2/21			713,425	719,668

Tribune Media Co. bank term loan FRN Ser. B, 3.77%, 12/27/20			993,776	996,571

Univision Communications, Inc. bank term loan FRN 4.00%, 3/1/20			1,112,466	1,114,166

VGD Merger Sub, LLC bank term loan FRN 5.00%, 8/18/23			1,017,450	1,022,537

Yonkers Racing Corp. bank term loan FRN 4.25%, 8/20/19			1,259,324	1,254,602

				23,695,919
Consumer staples (0.7%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4.00%, 2/14/21			418,175	415,648

Del Monte Foods, Inc. bank term loan FRN 4.25%, 2/18/21			931,200	834,976

Landry's, Inc. bank term loan FRN Ser. B, 4.00%, 10/4/23			1,125,000	1,134,442

Libbey Glass, Inc. bank term loan FRN Ser. B, 3.766%, 4/9/21			929,545	933,419

Maple Holdings Acquistion Corp. bank term loan FRN Ser. B, 5.25%, 3/3/23			547,920	555,317

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.308%, 9/7/23			2,199,488	2,216,734

Rite Aid Corp. bank term loan FRN 4.875%, 6/21/21			1,000,000	1,001,458

				7,091,994
Energy (0.1%)

American Energy-Marcellus, LLC bank term loan FRN 5.25%, 8/4/20			460,000	278,300

Chesapeake Energy Corp. bank term loan FRN 8.50%, 8/23/21			735,000	802,069

				1,080,369
Financials (0.3%)

HUB International, Ltd. bank term loan FRN Ser. B, 4.00%, 10/2/20			972,500	974,628

USI, Inc./NY bank term loan FRN Ser. B, 4.25%, 12/27/19			1,406,860	1,409,790

				2,384,418
Health care (1.0%)

Acadia Healthcare Co., Inc. bank term loan FRN Ser. B2, 3.756%, 2/16/23			1,485,000	1,493,910

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4.75%, 8/17/21			787,500	785,531

DPx Holdings BV bank term loan FRN Ser. B, 4.25%, 3/11/21			1,183,929	1,190,834

IASIS Healthcare, LLC bank term loan FRN Ser. B, 4.50%, 5/3/18			520,565	517,684

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 4.25%, 1/26/24			1,635,000	1,626,825

Kinetic Concepts, Inc. bank term loan FRN Ser. F1, 5.00%, 11/4/20			1,298,174	1,298,444

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4.75%, 6/30/21			580,125	575,321

Pharmaceutical Product Development, LLC bank term loan FRN 4.25%, 8/18/22			1,576,000	1,585,522

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 5.25%, 8/5/20			445,295	445,693

				9,519,764
Technology (0.5%)

Avaya, Inc. bank term loan FRN Ser. B6, 6.50%, 3/31/18 (In default)(NON)			977,137	815,909

First Data Corp. bank term loan FRN 3.756%, 3/24/21			1,082,369	1,087,612

Infor US, Inc. bank term loan FRN Ser. B5, 3.75%, 6/3/20			839,469	837,254

ON Semiconductor Corp. bank term loan FRN Ser. B, 3.776%, 3/31/23			1,496,250	1,509,966

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4.00%, 4/23/19			928,575	832,816

				5,083,557
Transportation (0.1%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 4.25%, 4/28/22			408,775	407,157

				407,157
Utilities and power (0.5%)

Dynegy, Inc. bank term loan FRN Ser. C, 5.00%, 6/27/23			1,000,000	1,007,656

Energy Transfer Equity LP bank term loan FRN 3.387%, 12/2/19			715,000	715,000

Energy Transfer Equity LP bank term loan FRN Ser. B, 2.75%, 1/30/24			815,000	812,963

Tex Operations Co., LLC bank term loan FRN Ser. B, 5.00%, 8/4/23			1,685,571	1,691,050

Tex Operations Co., LLC bank term loan FRN Ser. C, 5.00%, 8/4/23			384,429	385,678

				4,612,347

Total senior loans (cost $64,287,407)				$63,894,362

CORPORATE BONDS AND NOTES (6.2%)(a)
			Principal amount	Value

Basic materials (0.6%)

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)			$345,000	$404,513

Cemex SAB de CV 144A company guaranty sr. sub. FRN 5.773%, 10/15/18 (Mexico)			1,500,000	1,556,250

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			690,000	786,600

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			1,500,000	1,605,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			1,000,000	1,046,250

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			710,000	738,400

				6,137,013
Capital goods (1.2%)

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. FRN 4.156%, 5/15/21 (Ireland)			1,805,000	1,850,125

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			1,500,000	1,550,625

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			1,045,000	1,125,988

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			1,210,000	1,193,363

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			1,850,000	1,937,875

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			1,127,000	1,149,540

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			1,000,000	1,042,500

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/29/20			1,500,000	1,563,000

				11,413,016
Communication services (1.0%)

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			1,215,000	1,230,188

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			480,000	486,600

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			840,000	912,492

Digicel, Ltd. 144A sr. unsec. notes 7.00%, 2/15/20 (Jamaica)			2,355,000	2,278,463

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4.25%, 4/1/18			1,500,000	1,530,000

Sprint Communications, Inc. sr. unsec. unsub. notes 8.375%, 8/15/17			770,000	794,063

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.25%, 4/1/21			500,000	518,750

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)		EUR	130,000	155,436

Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)		GBP	425,000	529,079

Virgin Media Secured Finance PLC 144A sr. notes 6.00%, 4/15/21 (United Kingdom)		GBP	308,364	403,325

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			$1,110,000	1,170,362

				10,008,758
Consumer cyclicals (0.5%)

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			1,720,000	1,831,800

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21			1,500,000	1,580,625

JC Penney Corp., Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			1,050,000	1,111,688

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.125%, 2/15/21			120,000	125,400

				4,649,513
Consumer staples (0.3%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			1,080,000	1,104,300

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			550,000	543,125

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			670,000	697,638

				2,345,063
Energy (0.6%)

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			900,000	960,750

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			580,000	594,500

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			409,000	383,642

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			210,000	236,544

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.875%, 1/20/40 (Brazil)			185,000	167,656

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			2,169,000	2,190,690

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			158,000	162,345

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,400,000	1,273,300

				5,969,427
Financials (0.9%)

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			600,000	609,000

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/15/18			900,000	930,150

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38			530,000	567,763

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.875%, 3/15/19			1,070,000	1,082,038

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			920,000	939,550

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 5.298%, 12/27/17 (Russia)			300,000	306,000

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902%, 7/9/20 (Russia)			300,000	326,250

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			250,000	274,314

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942%, 11/21/23 (Russia)			400,000	421,252

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			1,600,000	1,677,392

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			1,800,000	1,948,500

				9,082,209
Health care (0.3%)

CHS/Community Health Systems, Inc. company guaranty sr. sub. notes 5.125%, 8/15/18			112,000	112,350

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			400,000	341,000

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			610,000	666,425

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21			110,000	118,800

Tenet Healthcare Corp. company guaranty sr. FRN 4.463%, 6/15/20			720,000	729,000

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			665,000	701,575

				2,669,150
Technology (0.5%)

CommScope, Inc. 144A company guaranty sr. notes 4.375%, 6/15/20			1,000,000	1,027,500

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			1,000,000	1,060,500

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			1,310,000	1,344,388

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			1,645,000	1,723,138

				5,155,526
Utilities and power (0.3%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			1,695,000	1,720,424

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/26			950,000	993,938

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19			175,000	199,750

				2,914,112

Total corporate bonds and notes (cost $58,827,537)				$60,343,787

COMMODITY LINKED NOTES (5.6%)(a)(CLN)
			Principal amount	Value

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.15%, 2017 (Indexed to the BofA Merrill Lynch Commodity MLCXP2KS Excess Return Strategy multiplied by 3)			$4,500,000	$4,272,026

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 3-month USD LIBOR less 0.20%, 2017 (Indexed to the Citi Commodity Spread Index—Bloomberg Commodity IndexSM 3 Month Forward Sub-Indices versus Bloomberg Commodity IndexSM Sub-Indices multiplied by 3)			21,640,000	22,081,586

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2018 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			15,839,000	16,061,879

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.12%, 2017 (Indexed to the S&P GSCI® Total Return Index multiplied by 3)			4,220,000	5,191,896

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			7,079,160	7,126,812

Total commodity Linked Notes (cost $53,278,160)				$54,734,199

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.3%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)			$2,485,000	$2,334,541

Argentina (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)			165,000	158,565

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Units) (Brazil)			2,900	896,389

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%, 3/16/24 (Argentina)			1,400,000	1,525,415

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			3,070,000	3,499,800

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.375%, 3/24/21 (Croatia)			240,000	262,500

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.25%, 4/27/17 (Croatia)			350,000	353,477

Egypt (Government of) 144A sr. unsec. notes 6.125%, 1/31/22 (Egypt)			300,000	300,462

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)			553,000	566,151

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			300,000	313,875

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			300,000	337,875

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			375,000	643,125

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			1,100,000	1,190,750

Total foreign government and agency bonds and notes (cost $11,937,880)				$12,382,925

WARRANTS (1.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bharat Petroleum Corp., Ltd. 144A (India)	3/9/18	$0.00	178,124	$1,789,641

China State Construction Engineering Corp., Ltd. 144A (China)	1/22/18	0.00	1,083,644	1,406,941

HCL Technologies, Ltd. 144A (India)	3/31/17	0.00	93,572	1,118,740

Hindalco Industries, Ltd. 144A (India)	9/26/17	0.00	134,589	376,817

Hindustan Petroleum Corp., Ltd. 144A (India)	6/4/18	0.00	230,184	1,768,832

Indian Oil Corp., Ltd. 144A (India)	10/16/17	0.00	366,869	1,981,293

Infosys, Ltd. 144A (India)	10/10/16	0.00	24,325	332,938

Shanghai Automotive Co. (China)	3/2/17	0.00	461,500	1,700,934

Wipro, Ltd. 144A (India)	3/31/17	0.00	14,073	95,002

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	7/24/17	0.00	103,700	305,310

Total warrants (cost $7,743,249)				$10,876,448

ASSET-BACKED SECURITIES (0.3%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.771%, 2/25/17			$1,873,000	$1,873,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1.673%, 2/25/49			1,493,000	1,493,000

Total asset-backed securities (cost $3,366,000)				$3,366,000

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.3125/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3125		$2,078,000	$20,655

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		3,117,000	4,052

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		3,117,000	3,304

Barclays Bank PLC

1.345/3 month USD-LIBOR-BBA/Feb-18	Feb-17/1.345		3,117,000	2,400

Citibank, N.A.

2.274/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.274		1,558,500	6,437

2.275/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.275		1,558,500	4,598

1.34/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34		3,117,000	2,026

(1.34)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34		3,117,000	1,839

Credit Suisse International

2.31/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.31		1,558,500	8,307

2.4625/3 month USD-LIBOR-BBA/Feb-37	Feb-17/2.4625		1,039,000	3,803

Goldman Sachs International

1.86375/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.86375		3,117,000	4,644

2.248/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.248		1,558,500	3,195

JPMorgan Chase Bank N.A.

2.3525/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3525		1,039,000	12,021

2.267/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.267		1,039,000	3,574

2.736/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.736		1,039,000	1,444

Total purchased swap options outstanding (cost $143,128)				$82,299

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Jan-18/$195.00		$115,141	$610,117

SPDR S&P 500 ETF Trust (Put)	Dec-17/195.00		106,982	514,960

SPDR S&P 500 ETF Trust (Put)	Nov-17/186.00		112,454	325,001

SPDR S&P 500 ETF Trust (Put)	Oct-17/183.00		109,888	256,354

SPDR S&P 500 ETF Trust (Put)	Sep-17/180.00		114,185	201,438

SPDR S&P 500 ETF Trust (Put)	Aug-17/183.00		121,639	191,443

USD/JPY (Call)	May-17/JYP 118.00		6,138,100	62,916

USD/MXN (Put)	Apr-17/MXN 21.25		15,751,800	565,994

Total purchased options outstanding (cost $4,635,436)				$2,728,223

SHORT-TERM INVESTMENTS (39.6%)(a)
			Principal amount/shares	Value

Federal Home Loan Mortgage Corporation unsec. discount notes 0.500%, 4/5/17			$10,000,000	$9,990,819

Interest in $240,000,000 joint tri-party repurchase agreement dated 1/31/17 with Barclays Capital, Inc. due 2/1/17 - maturity value of $102,030,502 for an effective yield of 0.530% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 3.875% and due dates ranging from 1/15/23 to 2/15/46, valued at $244,803,606)			102,029,000	102,029,000

Putnam Cash Collateral Pool, LLC 0.94%(AFF)		Shares	46,934,271	46,934,271

Putnam Short Term Investment Fund 0.74%(AFF)		Shares	197,131,281	197,131,281

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47%(P)		Shares	290,000	290,000

U.S. Treasury Bills 0.488%, 4/13/17(SEG)(SEGSF)(SEGCCS)			$2,118,000	2,115,985

U.S. Treasury Bills 0.498%, 4/6/17(SEG)(SEGSF)(SEGCCS)			11,929,000	11,918,992

U.S. Treasury Bills 0.467%, 2/23/17(SEGCCS)			121,000	120,965

U.S. Treasury Bills 0.460%, 2/16/17(SEGSF)(SEGCCS)			12,258,000	12,255,690

U.S. Treasury Bills 0.443%, 2/9/17(SEGSF)(SEGCCS)			1,583,000	1,582,834

U.S. Treasury Bills 0.433%, 2/2/17(SEGSF)			2,125,000	2,124,972

Total short-term investments (cost $386,494,853)				$386,494,809

TOTAL INVESTMENTS

Total investments (cost $1,223,463,141)(b)				$1,262,912,685

FORWARD CURRENCY CONTRACTS at 1/31/17 (aggregate face value $205,484,489) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/19/17	$1,382,893	$1,324,723	$58,170
	Brazilian Real	Buy	4/3/17	1,995,157	1,966,041	29,116
	British Pound	Sell	3/16/17	2,121,411	2,105,237	(16,174)
	Canadian Dollar	Buy	4/19/17	2,832,869	2,743,337	89,532
	Chinese Yuan (Offshore)	Buy	2/16/17	4,115,671	4,055,895	59,776
	Chinese Yuan (Offshore)	Sell	2/16/17	4,115,671	4,047,541	(68,130)
	Euro	Buy	3/16/17	778,973	818,133	(39,160)
	Hong Kong Dollar	Sell	2/16/17	1,747,665	1,749,890	2,225
	Japanese Yen	Buy	2/16/17	6,911,128	6,811,542	99,586
	Japanese Yen	Sell	2/16/17	6,911,128	6,933,880	22,752
	Japanese Yen	Sell	5/17/17	3,160,497	3,136,802	(23,695)
	New Zealand Dollar	Sell	4/19/17	1,608,292	1,518,767	(89,525)
	Norwegian Krone	Sell	3/16/17	1,650,520	1,634,491	(16,029)
	Russian Ruble	Buy	3/16/17	1,934,877	1,957,849	(22,972)
	Singapore Dollar	Sell	5/17/17	4,035,872	3,995,155	(40,717)
	Swedish Krona	Buy	3/16/17	4,046,281	3,963,694	82,587
Barclays Bank PLC
	Australian Dollar	Buy	4/19/17	926,168	962,801	(36,633)
	Canadian Dollar	Buy	4/19/17	754,422	730,450	23,972
	Euro	Buy	3/16/17	969,419	1,001,176	(31,757)
	New Zealand Dollar	Sell	4/19/17	521,628	478,573	(43,055)
	Swedish Krona	Buy	3/16/17	2,067,910	1,974,641	93,269
Citibank, N.A.
	Australian Dollar	Buy	4/19/17	3,390,877	3,253,550	137,327
	Brazilian Real	Sell	4/3/17	866,306	800,595	(65,711)
	Chinese Yuan (Offshore)	Buy	2/16/17	2,031,200	1,994,413	36,787
	Chinese Yuan (Offshore)	Sell	2/16/17	2,031,200	2,017,780	(13,420)
	Euro	Sell	3/16/17	1,279,797	1,211,307	(68,490)
	Indonesian Rupiah	Buy	5/17/17	1,953,968	1,955,210	(1,242)
	Japanese Yen	Buy	2/16/17	2,060,745	2,036,055	24,690
	Japanese Yen	Sell	2/16/17	2,060,745	2,053,221	(7,524)
	Japanese Yen	Buy	5/17/17	526,235	522,946	3,289
	New Zealand Dollar	Buy	4/19/17	1,043,110	984,494	58,616
	South African Rand	Buy	4/19/17	1,994,323	1,985,156	9,167
Credit Suisse International
	Canadian Dollar	Sell	4/19/17	16,536	16,008	(528)
	Euro	Buy	3/16/17	1,412,600	1,398,026	14,574
	Hong Kong Dollar	Sell	2/16/17	1,327,590	1,329,112	1,522
	New Zealand Dollar	Sell	4/19/17	2,036,223	1,993,898	(42,325)
	Swedish Krona	Buy	3/16/17	1,590,940	1,519,193	71,747
Goldman Sachs International
	Australian Dollar	Buy	4/19/17	3,861,683	3,729,653	132,030
	British Pound	Sell	3/16/17	1,230,816	1,197,157	(33,659)
	Canadian Dollar	Buy	4/19/17	3,831,637	3,741,092	90,545
	Euro	Sell	3/16/17	2,015,512	1,923,947	(91,565)
	Indian Rupee	Buy	5/17/17	1,941,808	1,958,545	(16,737)
	Japanese Yen	Buy	2/16/17	3,220,349	3,146,929	73,420
	Japanese Yen	Sell	2/16/17	3,220,349	3,330,025	109,676
	Japanese Yen	Sell	5/17/17	1,658,750	1,647,551	(11,199)
	New Taiwan Dollar	Buy	2/16/17	2,061,608	2,036,344	25,264
	New Taiwan Dollar	Sell	2/16/17	2,061,608	2,025,319	(36,289)
	New Zealand Dollar	Sell	4/19/17	6,485,946	6,164,969	(320,977)
	Norwegian Krone	Sell	3/16/17	30,163	80,055	49,892
	Russian Ruble	Sell	3/16/17	318,341	448,319	129,978
	South Korean Won	Buy	2/16/17	2,062,598	2,027,946	34,652
	South Korean Won	Sell	2/16/17	2,062,598	2,038,102	(24,496)
	South Korean Won	Sell	5/17/17	2,042,405	2,014,573	(27,832)
	Swedish Krona	Buy	3/16/17	2,015,407	1,958,210	57,197
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/19/17	76,386	73,147	3,239
	Canadian Dollar	Sell	4/19/17	435,087	444,792	9,705
	Euro	Sell	3/16/17	780,704	772,068	(8,636)
	Hong Kong Dollar	Sell	2/16/17	1,331,019	1,332,535	1,516
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/19/17	3,032,114	2,935,358	96,756
	Brazilian Real	Buy	4/3/17	1,989,190	1,940,445	48,745
	British Pound	Sell	3/16/17	2,434,183	2,452,527	18,344
	Canadian Dollar	Sell	4/19/17	1,156,975	1,142,798	(14,177)
	Chinese Yuan (Offshore)	Buy	2/16/17	2,551,086	2,514,836	36,250
	Chinese Yuan (Offshore)	Sell	2/16/17	2,551,086	2,495,033	(56,053)
	Czech Koruna	Buy	7/19/17	2,044,261	2,030,196	14,065
	Euro	Sell	3/16/17	4,827,844	4,709,133	(118,711)
	Euro	Sell	7/19/17	2,030,363	2,013,680	(16,683)
	Hong Kong Dollar	Sell	2/16/17	3,639,704	3,639,514	(190)
	Indonesian Rupiah	Buy	5/17/17	2,583	9,457	(6,874)
	Japanese Yen	Buy	2/16/17	1,826,564	1,809,763	16,801
	Japanese Yen	Sell	2/16/17	1,826,564	1,973,500	146,936
	Japanese Yen	Sell	5/17/17	277,030	275,254	(1,776)
	New Taiwan Dollar	Buy	2/16/17	2,061,608	2,034,420	27,188
	New Taiwan Dollar	Sell	2/16/17	2,061,608	2,016,108	(45,500)
	New Zealand Dollar	Sell	4/19/17	4,068,566	3,844,232	(224,334)
	Norwegian Krone	Buy	3/16/17	169,759	150,452	19,307
	South Korean Won	Sell	2/16/17	2,042,222	2,024,757	(17,465)
	South Korean Won	Sell	5/17/17	2,040,994	2,016,342	(24,652)
	Swedish Krona	Buy	3/16/17	1,580,446	1,513,393	67,053
	Swiss Franc	Sell	3/16/17	831,627	805,433	(26,194)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/19/17	1,576,469	1,509,428	67,041
	British Pound	Sell	3/16/17	1,569,401	1,580,859	11,458
	Canadian Dollar	Buy	4/19/17	1,589,138	1,570,112	19,026
	Czech Koruna	Buy	7/19/17	2,044,257	2,029,357	14,900
	Euro	Buy	3/16/17	745,124	766,854	(21,730)
	Euro	Sell	7/19/17	2,031,125	2,010,221	(20,904)
	New Zealand Dollar	Sell	4/19/17	2,147,781	2,013,184	(134,597)
	Norwegian Krone	Buy	3/16/17	4,003,676	3,920,837	82,839
	Swedish Krona	Buy	3/16/17	73,697	5,822	67,875
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/19/17	301,910	257,098	(44,812)
	Canadian Dollar	Buy	4/19/17	3,218,501	3,115,540	102,961
	Euro	Sell	3/16/17	5,586,377	5,487,629	(98,748)
	Japanese Yen	Buy	2/16/17	1,453,048	1,512,964	(59,916)
	Japanese Yen	Sell	2/16/17	1,453,048	1,447,854	(5,194)
	Japanese Yen	Buy	5/17/17	1,406,149	1,397,091	9,058
	New Zealand Dollar	Sell	4/19/17	4,049,973	3,821,220	(228,753)
	Singapore Dollar	Sell	5/17/17	2,024,718	1,995,289	(29,429)
	Swedish Krona	Buy	3/16/17	2,069,022	1,915,972	153,050
WestPac Banking Corp.
	Australian Dollar	Buy	4/19/17	1,503,490	1,513,665	(10,175)
	Euro	Sell	3/16/17	1,538,590	1,520,902	(17,688)
	Japanese Yen	Buy	2/16/17	219,248	217,667	1,581
	Japanese Yen	Sell	2/16/17	219,248	236,823	17,575
	Japanese Yen	Sell	5/17/17	220,142	218,610	(1,532)

Total						$250,063

FUTURES CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Short)	12	$3,745,324	Mar-17	$(102,207)
Euro-CAC 40 Index (Short)	48	2,459,964	Feb-17	52,205
FTSE 100 Index (Short)	19	1,684,014	Mar-17	(36,373)
S&P 500 Index E-Mini (Long)	12	1,364,700	Mar-17	2,676
S&P 500 Index E-Mini (Short)	613	69,713,425	Mar-17	(45,330)
S&P Mid Cap 400 Index E-Mini (Long)	274	46,182,700	Mar-17	50,815
SPI 200 Index (Long)	1	105,323	Mar-17	622
Tokyo Price Index (Long)	113	15,182,092	Mar-17	(282,202)
U.S. Treasury Bond 30 yr (Long)	74	11,162,438	Mar-17	(45,819)
U.S. Treasury Bond Ultra 30 yr (Short)	59	9,480,563	Mar-17	53,351
U.S. Treasury Note 2 yr (Long)	74	16,042,969	Mar-17	2,165
U.S. Treasury Note 5 yr (Short)	190	22,394,766	Mar-17	(9,222)
U.S. Treasury Note 10 yr (Long)	282	35,100,188	Mar-17	(22,592)
U.S. Treasury Note 10 yr (Short)	328	40,825,750	Mar-17	(72,387)
U.S. Treasury Note Ultra 10 yr (Short)	49	6,573,656	Mar-17	8,707

Total				$(445,591)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/17 (premiums $1,145,553) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082	$1,039,000	$3,273
(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728	1,039,000	3,699
(2.6475)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.6475	2,078,000	9,580
(2.01)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.01	2,078,000	12,738
Barclays Bank PLC

(2.111)/3 month USD-LIBOR-BBA/Feb-18	Feb-17/2.111	3,117,000	2,525
Citibank, N.A.

2.7415/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.7415	1,558,500	655
2.575/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.575	1,558,500	1,294
1.942/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.942	1,039,000	1,538
(1.652)/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.652	1,039,000	1,787
Credit Suisse International

2.80/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.80	1,558,500	374
(2.7275)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.7275	1,039,000	1,216
(2.25)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.25	1,039,000	2,940
(2.215)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.215	1,558,500	4,083
Goldman Sachs International

2.548/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.548	1,558,500	1,481
(1.63875)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.63875	3,117,000	1,621
(1.75125)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.75125	3,117,000	2,899
JPMorgan Chase Bank N.A.

(2.476)/3 month USD-LIBOR-BBA/Feb-37	Feb-17/2.476	1,039,000	4,613
(2.69)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.69	1,039,000	5,548
(2.05)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.05	1,039,000	7,387
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,792,000	349,140

Total			$418,391

WRITTEN OPTIONS OUTSTANDING at 1/31/17 (premiums $222,042) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Feb-17/$235.00	$102,916	$14,410
USD/JPY (Call)	May-17/JYP 125.00	6,138,100	14,363
USD/MXN (Put)	Apr-17/MXN 20.35	15,751,800	253,903

Total			$282,676

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	$311,700	$(10,987)	$(196)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	311,700	(10,987)	(284)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	311,700	(33,445)	(362)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	311,700	(33,445)	(2,144)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	311,700	28,162	1,537
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	311,700	28,162	(75)
Citibank, N.A.

2.605/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.605	1,558,500	1,559	639
2.55125/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.55125	1,558,500	3,896	530
Credit Suisse International

2.6075/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.6075	1,558,500	1,948	(189)
Goldman Sachs International

2.61/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.61	1,558,500	1,143	436
Wells Fargo Bank, N.A.

2.82/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/2.82	52,000	2,694	265
(2.82)/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/2.82	52,000	2,694	(100)

Total			$(18,606)	$57

TBA SALE COMMITMENTS OUTSTANDING at 1/31/17 (proceeds receivable $119,502,383) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 4.50%, 2/1/47	$2,000,000	2/13/17	$2,149,219
Federal National Mortgage Association, 4.50%, 2/1/47	2,000,000	2/13/17	2,150,781
Federal National Mortgage Association, 4.00%, 2/1/47	1,000,000	2/13/17	1,049,297
Federal National Mortgage Association, 3.50%, 2/1/47	63,000,000	2/13/17	64,383,045
Federal National Mortgage Association, 3.00%, 2/1/47	38,000,000	2/13/17	37,608,125
Federal National Mortgage Association, 2.50%, 2/1/47	12,000,000	2/13/17	11,370,938
Government National Mortgage Association, 4.50%, 2/1/47	1,000,000	2/21/17	1,072,734

Total			$119,784,139

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$13,363	(E)	$—	4/24/47	3 month USD-LIBOR-BBA	1.92%	$(2,141)
		10,655,000	(E)	28,839	3/15/27	3 month USD-LIBOR-BBA	2.50%	146,076
		62,258,000	(E)	89,612	3/15/22	3 month USD-LIBOR-BBA	2.15%	492,423
		9,781,200	(E)	44,145	3/15/47	3 month USD-LIBOR-BBA	2.704%	177,247
		197,497,200	(E)	318,913	3/15/27	3 month USD-LIBOR-BBA	2.4885%	2,284,997
		58,289,400	(E)	(97,494)	3/15/27	2.4885%	3 month USD-LIBOR-BBA	(677,765)
		33,990,100	(E)	(37,760)	3/15/22	2.132%	3 month USD-LIBOR-BBA	(228,275)
		1,350,100	(E)	290	3/15/19	3 month USD-LIBOR-BBA	1.6065%	1,731
		112,784,600	(E)	(33,262)	3/15/19	1.6065%	3 month USD-LIBOR-BBA	(153,604)
		1,039,000		(8,741)	1/31/27	3 month USD-LIBOR-BBA	2.4775%	2,842
		6,006,000		(80)	1/5/27	3 month USD-LIBOR-BBA	2.38%	20,910
		5,152,000		(68)	1/5/27	3 month USD-LIBOR-BBA	2.3795%	17,703
		1,661,000		(22)	1/6/27	3 month USD-LIBOR-BBA	2.31%	(4,975)
		952,000		(13)	1/6/27	3 month USD-LIBOR-BBA	2.28%	(5,466)
		124,000		(2)	1/9/27	3 month USD-LIBOR-BBA	2.2301%	(1,301)
		4,686,000		(62)	1/10/27	3 month USD-LIBOR-BBA	2.2075%	(59,001)
		687,000		(9)	1/10/27	2.29333%	3 month USD-LIBOR-BBA	3,233
		2,119,000		(28)	1/10/27	2.294%	3 month USD-LIBOR-BBA	9,842
		504,800		(7)	1/17/27	3 month USD-LIBOR-BBA	2.19%	(7,354)
		504,800		(7)	1/17/27	3 month USD-LIBOR-BBA	2.197%	(7,030)
		2,316,000		(31)	1/17/27	2.30308%	3 month USD-LIBOR-BBA	9,710
		983,000		(13)	1/20/27	3 month USD-LIBOR-BBA	2.233%	(10,584)
		5,953,000		(79)	1/23/27	2.35299%	3 month USD-LIBOR-BBA	(243)
		3,982,000		(53)	1/23/27	2.37712%	3 month USD-LIBOR-BBA	(8,956)
		748,100		(10)	1/25/27	3 month USD-LIBOR-BBA	2.37%	1,129
		1,165,000		(15)	1/25/27	3 month USD-LIBOR-BBA	2.335%	(1,972)
		1,653,000		(22)	1/25/27	3 month USD-LIBOR-BBA	2.3025%	(7,712)
		713,000		(9)	1/26/27	3 month USD-LIBOR-BBA	2.3255%	(1,850)
		3,522,000		(47)	1/27/27	2.3956%	3 month USD-LIBOR-BBA	(13,300)
		3,150,000		(42)	1/27/27	2.4322%	3 month USD-LIBOR-BBA	(22,439)
		8,175,000		(108)	1/30/27	3 month USD-LIBOR-BBA	2.456%	74,787
		1,370,000		(18)	1/30/27	2.4455%	3 month USD-LIBOR-BBA	(11,254)
		332,400		(4)	1/31/27	2.4055%	3 month USD-LIBOR-BBA	(1,523)
		2,443,000		(32)	2/1/27	3 month USD-LIBOR-BBA	2.394%	8,230
	AUD	28,961,000	(E)	44,001	3/22/22	2.70%	6 month AUD-BBR-BBSW	(96,019)
	AUD	9,318,000	(E)	24,737	3/22/27	3.10%	6 month AUD-BBR-BBSW	(37,586)
	CAD	10,775,000	(E)	(58,765)	3/15/22	3 month CAD-BA-CDOR	1.60%	(15,782)
	CAD	15,892,000	(E)	(6,763)	3/15/27	2.07%	3 month CAD-BA-CDOR	(68,952)
	CHF	29,000	(E)	22	3/15/22	6 month CHF-LIBOR-BBA	0.25%	(40)
	CHF	48,000	(E)	(77)	3/15/27	6 month CHF-LIBOR-BBA	0.25%	75
	EUR	120,978,000	(E)	141,996	3/15/22	0.20%	6 month EUR-EURIBOR-REUTERS	202,462
	EUR	16,422,000	(E)	(140,209)	3/15/27	0.82%	6 month EUR-EURIBOR-REUTERS	(109,572)
	GBP	29,767,000	(E)	(24,838)	3/15/22	1.06%	6 month GBP-LIBOR-BBA	(38,469)
	GBP	8,194,000	(E)	4,050	3/15/27	1.50%	6 month GBP-LIBOR-BBA	(48,737)
	NOK	742,000	(E)	(9)	3/15/22	6 month NOK-NIBOR-NIBR	1.65%	95
	NOK	21,236,000	(E)	2,983	3/15/27	6 month NOK-NIBOR-NIBR	2.05%	965
	NZD	6,537,000	(E)	(6,778)	3/15/27	3 month NZD-BBR-FRA	3.70%	26,149
	NZD	34,350,000	(E)	(3,542)	3/15/22	3 month NZD-BBR-FRA	3.18%	53,213
	SEK	140,987,000	(E)	435	3/15/22	0.35%	3 month SEK-STIBOR-SIDE	96,467
	SEK	411,000	(E)	313	3/15/27	3 month SEK-STIBOR-SIDE	1.25%	44

	Total			$281,317	$1,988,428
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
baskets	1,417,736	$—	11/17/17	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLFCF10) of common stocks	$10,956,529
units	34,473	—	8/2/17	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(20,401,680)
Barclays Bank PLC
	$291,604	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(1,019)
	175,333	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	235
	719,199	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(2,514)
	22,901	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	29
	1,706,285	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(5,964)
	242,036	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(218)
	1,699,753	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,529)
	363,054	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(327)
	744,946	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(948)
	379,431	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	488
	289,473	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,186)
	1,462,315	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	662
	11,064,145	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	55,120
	12,030,527	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(24,003)
Citibank, N.A.
	570,916	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,844
	279,125	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,391
baskets	742	—	12/1/17	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	3,759,969
baskets	456,736	—	11/10/17	3 month USD-LIBOR-BBA minus 0.75%	A basket (CGPUTS52) of common stocks	(541,258)
units	43,989	—	3/17/17	3 month USD-LIBOR-BBA minus 0.14%	MSCI Emerging Markets TR Net USD	(1,217,234)
units	26,536	—	10/17/17	3 month USD-LIBOR-BBA plus 0.28%	MSCI Emerging Markets TR Net USD	(201,282)
units	16,137	—	11/27/17	3 month USD-LIBOR-BBA plus 0.09%	Russell 1000 Total Return Index	(3,774,980)
Credit Suisse International
	$469,118	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,337
	153,897	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	839
	1,030,245	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,222
	566,661	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,322
	4,807	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	20
	2,210,113	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,430
	1,175,629	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,144
	1,165,899	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	5,874
	1,513,891	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,252)
Deutsche Bank AG
baskets	331,582	—	10/24/17	3 month USD-LIBOR-BBA minus 0.45%	A basket (DBCT14SP) of common stocks	301,187
baskets	331,411	—	10/24/17	(3 month USD-LIBOR-BBA plus 0.31%)	A basket (DBCTPL8P) of common stocks	158,218
Goldman Sachs International
	$581,667	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	748
	448,770	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	577
	1,407,439	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,888
	790,140	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,016
	619,705	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,087
	658,245	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,313)
	247,263	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(493)
	545,840	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	732
	901,684	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,799)
	42,296	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(84)
	112,773	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(225)
	23,629	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	30
	637,484	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	820
	1,019,832	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,368
	39,454	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	215
	1,166,916	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,091
	1,312,240	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(5,378)
	1,365,994	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(2,474)
baskets	1,153,364	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.44%)	A basket (GSCBPUR1) of common stocks	2,253,086
baskets	1,203,945	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15%	A basket (GSGLPWDS) of common stocks	(254,149)
baskets	1,450,034	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.50%)	A basket (GSGLPWDL) of common stocks	791,769
shares	30,778	—	12/15/20	1 month USD-LIBOR-BBA minus 0.65%	iShares MSCI Emerging Markets ETF	(22,992)
shares	36,776	—	12/15/20	1 month USD-LIBOR-BBA minus 0.65%	iShares MSCI Emerging Markets ETF	(26,282)
shares	50,920	—	12/15/20	1 month USD-LIBOR-BBA minus 0.65%	iShares MSCI Emerging Markets ETF	(40,820)
shares	22,631	—	12/15/20	1 month USD-LIBOR-BBA minus 0.65%	iShares MSCI Emerging Markets ETF	(23,767)
units	319,197	—	12/15/20	(0.45%)	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy	185,695
units	284,405	—	12/15/20	(0.45%)	Goldman Sachs Volatility Carry US Series 30 Excess Return Strategy	122,792
units	10,339	—	12/12/17	3 month USD-LIBOR-BBA plus 0.10%	MSCI Emerging Markets TR Net USD	(188,780)
JPMorgan Chase Bank N.A.
	$200,145	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,091
	1,120,395	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,107
baskets	1,126,095	—	12/15/17	1 month USD-LIBOR-BBA minus 0.40%	A basket (JPCMPTSH) of common stocks	(989,992)
JPMorgan Securities LLC
	$1,365,797	—	1/12/45	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,300)
UBS AG
units	198,262	—	8/21/17	1 month USD-LIBOR-BBA plus 0.35%	MSCI Emerging Markets TR Net USD	(1,548,773)

Total		$—	$(10,647,043)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$4,580	$67,000	5/11/63	300 bp	$458
	CMBX NA BBB- Index	BBB-/P	6,498	114,000	5/11/63	300 bp	(515)
	CMBX NA BBB- Index	BBB-/P	15,001	243,000	5/11/63	300 bp	53
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	26,163	236,000	5/11/63	300 bp	11,645
	CMBX NA BBB- Index	BBB-/P	6,430	1,144,000	1/17/47	300 bp	(53,077)
	Credit Suisse International
	CMBX NA BB Index	—	(84,345)	601,000	1/17/47	(500 bp)	(8,963)
	CMBX NA BB Index	—	(57,682)	3,268,000	5/11/63	(500 bp)	379,341
	CMBX NA BB Index	—	(29,960)	183,000	1/17/47	(500 bp)	(7,006)
	CMBX NA BBB- Index	BBB-/P	57,465	727,000	1/17/47	300 bp	19,649
	CMBX NA BBB- Index	BBB-/P	2,273,326	30,756,000	1/17/47	300 bp	673,501
	Goldman Sachs International
	CMBX NA BB Index	—	(216,261)	2,114,000	5/11/63	(500 bp)	66,440
	CMBX NA BB Index	—	(24,666)	163,000	1/17/47	(500 bp)	(4,222)
	CMBX NA BB Index	—	(4,822)	33,000	5/11/63	(500 bp)	(409)
	CMBX NA BB Index	—	(44,127)	261,000	1/17/47	(500 bp)	(11,391)
	CMBX NA BBB- Index	BBB-/P	12,675	243,000	5/11/63	300 bp	(2,273)
	CMBX NA BBB- Index	BBB-/P	54,650	727,000	5/11/63	300 bp	9,927
	CMBX NA BBB- Index	BBB-/P	330,172	4,737,000	1/17/47	300 bp	83,769
	CMBX NA BBB- Index	BBB-/P	607,950	8,225,000	1/17/47	300 bp	180,113
	JPMorgan Securities LLC
	CMBX NA BB Index	—	(34,026)	242,000	5/11/63	(500 bp)	(1,663)
	CMBX NA BB Index	—	(32,042)	221,000	5/11/63	(500 bp)	(2,489)
	CMBX NA BB Index	—	(22,469)	169,000	5/11/63	(500 bp)	131
	CMBX NA BB Index	—	(15,102)	105,000	5/11/63	(500 bp)	(1,060)
	CMBX NA BBB- Index	BBB-/P	9,498	215,000	5/11/63	300 bp	(3,728)
	CMBX NA BBB- Index	BBB-/P	19,307	313,000	5/11/63	300 bp	(130)
	CMBX NA BBB- Index	BBB-/P	33,408	627,000	5/11/63	300 bp	(5,424)
	CMBX NA BBB- Index	BBB-/P	31,933	627,000	5/11/63	300 bp	(6,899)
	CMBX NA BBB- Index	—	(16,837)	313,000	1/17/47	(300 bp)	(375)

	Total		$2,906,717	$1,315,403

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 27 Index	B+	$1,131,554	$23,773,000	12/20/21	500 bp	$(444,553)

	Total		$1,131,554	$(444,553)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through January 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $975,062,895.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,227,735,801, resulting in gross unrealized appreciation and depreciation of $55,772,431 and $20,595,547, respectively, or net unrealized appreciation of $35,176,884.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$34,464,800	$127,983,112	$115,513,641	$62,979	$46,934,271
	Putnam Short Term Investment Fund**	211,717,663	4,413,618	19,000,000	317,905	197,131,281
	Totals	$246,182,463	$132,396,730	$134,513,641	$380,884	$244,065,552
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $46,934,271, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $46,027,519.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $263,833,556 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities and total return swap contracts taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities and total return swaps in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $3,869,999 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $13,599,552 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $13,435,989 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$16,814,458	$—	$—
Capital goods	17,760,194	—	—
Communication services	22,529,857	1,337,675	—
Consumer cyclicals	27,597,501	1,411,951	—
Consumer staples	21,530,548	—	—
Energy	14,703,625	—	—
Financials	54,347,332	4,469,702	—
Health care	21,142,507	1,738,888	—
Technology	48,234,795	—	—
Transportation	5,604,593	—	—
Utilities and power	12,038,752	15,401	—
Total common stocks	262,304,162	8,973,617	—
Asset-backed securities	—	1,873,000	1,493,000
Commodity linked notes	—	54,734,199	—
Corporate bonds and notes	—	60,343,787	—
Foreign government and agency bonds and notes	—	12,382,925	—
Investment companies	64,397,966	—	—
Mortgage-backed securities	—	103,401,423	—
Purchased options outstanding	—	2,728,223	—
Purchased swap options outstanding	—	82,299	—
Senior loans	—	63,894,362	—
U.S. government and agency mortgage obligations	—	228,932,465	—
Warrants	—	10,876,448	—
Short-term investments	197,421,281	189,073,528	—

Totals by level	$524,123,409	$737,296,276	$1,493,000

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$250,063	$—
Futures contracts	(445,591)	—	—
Written options outstanding	—	(282,676)	—
Written swap options outstanding	—	(418,391)	—
Forward premium swap option contracts	—	57	—
TBA sale commitments	—	(119,784,139)	—
Interest rate swap contracts	—	1,707,111	—
Total return swap contracts	—	(10,647,043)	—
Credit default contracts	—	(3,167,421)	—

Totals by level	$(445,591)	$(132,342,439)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$990,673	$4,158,094
Foreign exchange contracts	3,303,537	2,692,830
Equity contracts	31,611,324	29,712,511
Interest rate contracts	3,369,880	2,028,900

Total	$39,275,414	$38,592,335

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$700,000
Purchased currency option contracts (contract amount)		$16,400,000
Purchased swap option contracts (contract amount)		$24,300,000
Written equity option contracts (contract amount)		$190,000
Written currency option contracts (contract amount)		$16,400,000
Written swap option contracts (contract amount)		$34,000,000
Futures contracts (number of contracts)		2,000
Forward currency contracts (contract amount)		$304,100,000
Centrally cleared interest rate swap contracts (notional)		$807,500,000
OTC total return swap contracts (notional)		$1,574,400,000
OTC credit default contracts (notional)		$56,600,000
Centrally cleared credit default contracts (notional)		$28,500,000
Warrants (number of warrants)		3,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$994,715	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$994,715
	OTC Total return swap contracts*#	10,956,529	56,534	—	3,764,204	36,188	459,405	3,370,914	—	7,198	—	—	—	—	—	—	—	18,650,972
	OTC Credit default contracts*#	—	—	—	—	535,359	—	340,294	—	—	115,020	—	—	—	—	—	—	990,673
	Centrally cleared credit default contracts§	—	—	28,722	—	—	—	—	—	—	—	—	—	—	—	—	—	28,722
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	427,836	—	—	—	—	—	427,836
	Forward currency contracts#	443,744	117,241	—	269,876	87,843	—	702,654	14,460	491,445	—	—	263,139	265,069	—	—	19,156	2,674,627
	Forward premium swap option contracts#	1,537	—	—	1,169	—	—	436	—	—	—	—	—	—	—	265	—	3,407
	Purchased swap options#	28,011	2,400	—	14,900	12,110	—	7,839	—	17,039	—	—	—	—	—	—	—	82,299
	Purchased options#	191,443	—	—	256,354	—	—	565,994	—	1,714,432	—	—	—	—	—	—	—	2,728,223
	Repurchase agreements	—	—	102,029,000	—	—	—	—	—	—	—	—	—	—	—	—	—	102,029,000

	Total Assets	$11,621,264	$176,175	$103,052,437	$4,306,503	$671,500	$459,405	$4,988,131	$14,460	$2,230,114	$115,020	$427,836	$263,139	$265,069	$—	$265	$19,156	$128,610,474

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	624,127	—	—	—		—	—	—	—	—	—	—	—	—	624,127
	OTC Total return swap contracts*#	20,401,680	37,708	—	5,734,754	8,252	—	568,556	—	989,992	8,300	—	—	—	1,548,773	—	—	29,298,015
	OTC Credit default contracts*#	26,083	74,025	—	—	1,637,641	—	733,911	—	—	110,327	—	—	—	—	—	—	2,581,987
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	509,473	—	—	—	—	—	509,473
	Forward currency contracts#	316,402	111,445	—	156,387	42,853	—	562,754	8,636	552,609	—	—	177,231	466,852	—	—	29,395	2,424,564
	Forward premium swap option contracts#	3,061	—	—	—	189	—	—	—	—	—	—	—	—	—	100	—	3,350
	Written swap options#	29,290	2,525	—	5,274	8,613	—	6,001	—	366,688	—	—	—	—	—	—	—	418,391
	Written options#	14,410	—	—	—	—	—	253,903	—	14,363	—	—	—	—	—	—	—	282,676
	Reverse repurchase agreements	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

	Total Liabilities	$20,790,926	$225,703	$624,127	$5,896,415	$1,697,548	$—	$2,125,125	$8,636	$1,923,652	$118,627	$509,473	$177,231	$466,852	$1,548,773	$100	$29,395	$36,142,583

	Total Financial and Derivative Net Assets	$(9,169,662)	$(49,528)	$102,428,310	$(1,589,912)	$(1,026,048)	$459,405	$2,863,006	$5,824	$306,462	$(3,607)	$(81,637)	$85,908	$(201,783)	$(1,548,773)	$165	$(10,239)	$92,467,891
	Total collateral received (pledged)##†	$(9,109,738)	$(49,528)	$102,029,000	$(1,277,464)	$(722,855)	$180,000	$2,863,006	$—	$(175,965)	$110,000	$—	$—	$(140,873)	$(1,548,773)	$—	$—
	Net amount	$(59,924)	$—	$399,310	$(312,448)	$(303,193)	$279,405	$—	$5,824	$482,427	$(113,607)	$(81,637)	$85,908	$(60,910)	$—	$165	$(10,239)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 31, 2017